Consolidated Income Statement (unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 2,134	$ 2,383	$ 3,636	$ 5,977
Research & development	(7,683)	(10,198)	(13,430)	(19,526)
Manufacturing commercialization	(7,894)	(6,590)	(12,760)	(14,127)
Management and administration	(6,386)	(7,814)	(13,281)	(13,692)
Fair value remeasurement of contingent consideration	1,520	(351)	5,989	(71)
Fair value remeasurement of warrant liability	(311)	2,152	(712)	2,152
Other operating income and expenses	251	(227)	(253)	(405)
Finance costs	(6,188)	(5,380)	(10,685)	(9,040)
Loss before income tax	(24,557)	(26,025)	(41,496)	(48,732)
Income tax benefit/(expense)	71	80	126	142
Loss attributable to the owners of Mesoblast Limited	$ (24,486)	$ (25,945)	$ (41,370)	$ (48,590)
Losses per share from continuing operations attributable to the ordinary equity holders of the Group:
Basic - losses per share (in dollars per share)	$ (0.0332)	$ (0.0400)	$ (0.0578)	$ (0.0750)
Diluted - losses per share (in dollars per share)	$ (0.0332)	$ (0.0400)	$ (0.0578)	$ (0.0750)